UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments	FMC Strategic Value Fund

January 31, 2012	(Unaudited)

	Shares	Value (000)
Common Stock (96.3%)

Automotive (11.1%)
Drew Industries*	350,000	$9,089
Federal-Mogul*	463,000	7,681
Spartan Motors	825,000	5,008

		21,778

Basic Industry (6.4%)
Harsco	185,000	4,113
Mueller Industries	190,000	8,400

		12,513

Chemicals (3.1%)
Huntsman	480,000	6,110

Energy (21.7%)
Approach Resources*	440,000	15,457
CE Franklin Ltd.*	817,700	6,828
Halliburton	113,000	4,156
Petroplus Holdings*(1)	74,185	29
Range Resources	190,000	10,929
Weatherford International Ltd.*	300,000	5,022

		42,421

Financial Services (4.5%)
American Safety Insurance Holdings Ltd.*	250,000	5,437
Old Republic International	335,000	3,310

		8,747

Food (2.4%)
Agrium	58,000	4,655

Industrial/Manufacturing (8.5%)
Actuant, Cl A	67,400	1,709
Allegheny Technologies	63,000	2,860
AZZ	160,000	7,854
Mettler-Toledo International*	24,000	4,212

		16,635

Miscellaneous Consumer (10.2%)
Jarden	300,000	10,107
Prestige Brands Holdings*	775,000	9,951

		20,058

Paper (3.6%)
Neenah Paper	300,000	7,131

Printing & Publishing (3.4%)
Cenveo*	895,000	2,998
RR Donnelley & Sons	325,000	3,692

		6,690

Schedule of Investments	FMC Strategic Value Fund

January 31, 2012	(Unaudited)

	Shares/Face Amount (000)	Value (000)
Real Estate Investment Trust (2.2%)
Mack-Cali Realty	150,000	$4,314

Services (7.7%)
American Reprographics*	531,150	3,192
Moody’s	86,300	3,213
United Stationers	270,000	8,729

		15,134

Technology (5.2%)
MTS Systems	77,955	3,577
Polycom*	327,000	6,524

		10,101

Telecommunications (1.1%)
Frontier Communications	500,000	2,140

Transportation Equipment (3.5%)
Commercial Vehicle Group*	550,000	6,881

Veterinary Services (1.7%)
VCA Antech*	150,000	3,357

Total Common Stock (Cost $152,150)		188,665

Corporate Obligations (0.8%)
Cenveo 7.875%, 12/01/13	$1,350	1,100
Mueller Industries 6.000%, 11/01/14	425	424

Total Corporate Obligations (Cost $1,745)		1,524

Short-Term Investment (1.2%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2) (Cost $2,270)	2,269,971	2,270

Total Investments (98.3%) (Cost $156,165)†		$192,459

Percentages are based on Net Assets (in thousands) of $195,834.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2012.
Cl	— Class
Ltd.	— Limited

†	At January 31, 2012, the tax basis cost of the Fund’s investments (in thousands) was $156,165 and the unrealized appreciation (depreciation) (in thousands) were $62,176 and $(25,882), respectively.

Schedule of Investments	FMC Strategic Value Fund

January 31, 2012	(Unaudited)

The following table summarizes the valuation of the investments in securities within the fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$188,665	$—	$—	$188,665
Corporate Obligations	—	1,524	—	1,524
Short-Term Investment	2,270	—	—	2,270

Total	$190,935	$1,524	$—	$192,459

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-1700

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012